LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Right of use assets	$ 306,487	$ 180,106
Gross carrying amount [member]
Statement [Line Items]
Right of use assets	529,325	349,131
Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(222,838)	(169,025)
Land [Member]
Statement [Line Items]
Right of use assets	195,290	72,384
Land [Member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	230,231	94,283
Land [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(34,941)	(21,899)
Buildings [member]
Statement [Line Items]
Right of use assets	16,731	20,682
Buildings [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	32,610	32,625
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(15,879)	(11,943)
Plant and equipment [member]
Statement [Line Items]
Right of use assets	66,709	17,198
Plant and equipment [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	86,870	31,235
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(20,161)	(14,037)
Information technology equipment [Member]
Statement [Line Items]
Right of use assets	157	224
Information technology equipment [Member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	630	652
Information technology equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(473)	(428)
Fixtures and fittings [member]
Statement [Line Items]
Right of use assets	0	218
Fixtures and fittings [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	0	1,512
Fixtures and fittings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	0	(1,294)
Motor vehicles [member]
Statement [Line Items]
Right of use assets	24,437	55,093
Motor vehicles [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	175,261	168,682
Motor vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(150,824)	(113,589)
Other property, plant and equipment [member]
Statement [Line Items]
Right of use assets	3,163	14,307
Other property, plant and equipment [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	3,723	20,142
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	$ (560)	$ (5,835)